Condensed Consolidated Statements of Equity (Parenthetical) (USD $)	1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013 2013 Offering [Member]	Jun. 30, 2013 2013 Offering [Member]	Dec. 31, 2012 2012 Offering [Member]	Dec. 31, 2012 2012 Offering [Member]
Net of offering costs	$ 44,003,000	$ 44,003,000	$ 40,928,000	$ 40,928,000,000